Income Taxes - Schedule of Provision (Benefit) for Income Taxes (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Income Taxes Disclosure [Line Items]
Current tax expense/(benefit)	₨ 120	$ 1.6	₨ 128	₨ (117)
Withholding tax on interest on Inter-Company debt related to green bonds	258	3.4	192	133
Deferred income tax expense/(benefit)	149	2.0	(508)	(655)
Total	489	6.5	153	(253)
Deferred Income Tax [Member]
Income Taxes Disclosure [Line Items]
Deferred income tax expense/(benefit)	₨ 111	$ 1.5	₨ (167)	₨ (269)